Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Table
	Current PEO (1)		Former PEO (2)		All Other NEOs (3)		Value of Initial Fixed $100 Investment Based On (4):			CSM (5)
Year	SCT Total (6) ($)	CAP (7) ($)	SCT Total (6) ($)	CAP (7) ($)	Average SCT Total (6) ($)	Average CAP (7) ($)	Company TSR ($)	Peer Group TSR ($)	Net Income ($ millions)	Revenue ($ millions)
2024	31,131,178	20,062,649	—	—	9,578,450	6,377,117	259	269	1,573	7,082
2023	19,965,513	35,879,947	—	—	4,730,325	8,918,083	343	226	2,184	8,253
2022	16,519,702	20,249,043	—	—	3,699,715	2,710,546	256	137	1,902	8,326
2021	12,825,562	37,831,495	—	—	4,014,944	10,996,407	279	213	1,010	6,740
2020	7,866,813	8,510,970	7,056,742	5,738,178	2,363,835	2,129,348	134	151	236	5,255
(1) Current PEO refers to Mr. El-Khoury, who was appointed as our President and CEO on December 7, 2020.
(2) Former PEO refers to Keith Jackson, Mr. El-Khoury’s predecessor in office.
(3) All Other NEOs refers to all named executive officers, other than the PEO, who were designated as such under the SEC’s executive compensation disclosure rules based on their position and the compensation paid to them during the relevant year shown in the chart. All Other NEOs for each year consists of the following officers: for 2024, Messrs. Trent, Keeton and Gopalswamy; for 2023, Messrs. Trent, Keeton, Jatou and Gopalswamy; for 2022, Messrs. Trent, Keeton, Jatou, and former officers Robert Tong and Vince Hopkin; for 2021, Messrs. Trent, Keeton, Jatou and Hopkin, as well as former officers George H. Cave and Bernard Gutmann; and for 2020, Messrs. Keeton, Hopkin and Gutmann, as well as former officer William Schromm.
(4) Represents one-, two-, three-, four- and five-year cumulative TSR assuming a $100 investment on December 31, 2019. For purposes of our peer group TSR, we selected the PHLX Semiconductor Sector Index (SOX), which we also use for comparison purposes in the five-year cumulative stock performance graph included in our annual report to stockholders. Our TSR performance relative to a smaller group of peer companies is a key performance metric in determining compensation actually paid to our NEOs, as identified below under “Most Important Performance Metrics.”
(5) For purposes of this chart, we have selected revenue as our company-selected metric (CSM).
(6) The totals in these columns reflect amounts reported in our SCT for the applicable year.
(7) To calculate compensation actually paid (CAP), the corresponding SCT total was adjusted as detailed below as required by SEC rules. For a reconciliation of SCT to CAP, please see the next two tables.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1) Current PEO refers to Mr. El-Khoury, who was appointed as our President and CEO on December 7, 2020.
(2) Former PEO refers to Keith Jackson, Mr. El-Khoury’s predecessor in office.
	(3) All Other NEOs refers to all named executive officers, other than the PEO, who were designated as such under the SEC’s executive compensation disclosure rules based on their position and the compensation paid to them during the relevant year shown in the chart. All Other NEOs for each year consists of the following officers: for 2024, Messrs. Trent, Keeton and Gopalswamy; for 2023, Messrs. Trent, Keeton, Jatou and Gopalswamy; for 2022, Messrs. Trent, Keeton, Jatou, and former officers Robert Tong and Vince Hopkin; for 2021, Messrs. Trent, Keeton, Jatou and Hopkin, as well as former officers George H. Cave and Bernard Gutmann; and for 2020, Messrs. Keeton, Hopkin and Gutmann, as well as former officer William Schromm.
Peer Group Issuers, Footnote	(4) Represents one-, two-, three-, four- and five-year cumulative TSR assuming a $100 investment on December 31, 2019. For purposes of our peer group TSR, we selected the PHLX Semiconductor Sector Index (SOX), which we also use for comparison purposes in the five-year cumulative stock performance graph included in our annual report to stockholders. Our TSR performance relative to a smaller group of peer companies is a key performance metric in determining compensation actually paid to our NEOs, as identified below under “Most Important Performance Metrics.”
PEO Total Compensation Amount	$ 31,131,178	$ 19,965,513	$ 16,519,702	$ 12,825,562
PEO Actually Paid Compensation Amount	$ 20,062,649	35,879,947	20,249,043	37,831,495
Adjustment To PEO Compensation, Footnote	(7) To calculate compensation actually paid (CAP), the corresponding SCT total was adjusted as detailed below as required by SEC rules. For a reconciliation of SCT to CAP, please see the next two tables.

SCT to CAP Reconciliation — PEOs (A)
		Adjust Value of Current Year’s Equity Grant		Adjust for Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Grants
Year	SCT Total ($)	Subtract Grant Date Fair Market Value as reported in SCT ($)	Add Fair Market Value at 12/31 ($)	Unvested Awards as of 12/31 ($)	Vested during Year ($)	Forfeited during Year ($)	Ending CAP ($)
2024	31,131,178	(29,889,669)	23,695,160	(7,142,650)	2,268,630	—	20,062,649
2023	19,965,513	(17,733,531)	21,898,735	3,496,312	8,252,918	—	35,879,947
2022	16,519,702	(12,557,026)	18,713,998	(3,109,730)	682,099	—	20,249,043
2021	12,825,562	(9,413,592)	20,760,924	12,588,427	1,070,174	—	37,831,495
2020 (B)	7,866,813	(7,578,939)	8,223,096	—	—	—	8,510,970
2020 (C)	7,056,742	(5,982,515)	4,357,116	2,376,715	(2,024,880)	—	5,783,178
(A) In determining the fair value of unvested equity awards, we applied the same methodology used to determine grant date fair value of equity awards for purposes of SCT reporting but calculated as of the last day of the year, with no material changes to the underlying assumptions for any of the awards since grant date except that probable outcomes may have changed. For more information, please see Note 1 to the SCT.
(B) This is the SCT to CAP reconciliation for Mr. El-Khoury.
(C) This is the SCT to CAP reconciliation for Mr. Jackson, our Former PEO.

Non-PEO NEO Average Total Compensation Amount	$ 9,578,450	4,730,325	3,699,715	4,014,944	$ 2,363,835
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,377,117	8,918,083	2,710,546	10,996,407	2,129,348
Adjustment to Non-PEO NEO Compensation Footnote	(7) To calculate compensation actually paid (CAP), the corresponding SCT total was adjusted as detailed below as required by SEC rules. For a reconciliation of SCT to CAP, please see the next two tables.

SCT to CAP Reconciliation — Average of All Other NEOs (A)
		Adjust Value of Current Year’s Equity Grant		Adjust for Incremental Increase/(Decrease) in Value of All Other Outstanding Equity Grants
Year	SCT Total ($)	Subtract Grant Date Fair Market Value as reported in SCT ($)	Add Fair Market Value at 12/31 ($)	Unvested Awards as of 12/31 ($)	Vested during Year ($)	Forfeited during Year ($)	Ending CAP ($)
2024	9,578,450	(8,922,338)	7,073,272	(1,723,380)	371,113	—	6,377,117
2023	4,730,325	(3,921,173)	4,820,751	951,556	2,336,624	—	8,918,083
2022	3,699,715	(2,542,484)	2,887,979	(700,029)	(413)	(634,222)	2,710,546
2021	4,014,944	(2,955,672)	6,317,938	4,106,036	228,638	(715,477)	10,996,407
2020	2,363,835	(1,868,651)	1,429,507	647,814	(443,157)	—	2,129,348
(A) In determining the fair value of unvested equity awards, we applied the same methodology used to determine grant date fair value of equity awards for purposes of SCT reporting but calculated as of the last day of the year, with no material changes to the underlying assumptions for any of the awards since grant date except that probable outcomes may have changed. For more information, please see Note 1 to the SCT.

Compensation Actually Paid vs. Total Shareholder Return
The following graphs illustrate how CAP compares to each of the performance metrics in the main Pay versus Performance table. For 2020, the year in which we had two PEOs, the figure used for PEO CAP is their combined CAP for that year.

As discussed in our CD&A, annual equity awards represent the most significant portion of each executive officer’s compensation. In addition, Mr. El-Khoury’s initial compensation package, granted in late 2020, included an award of PBRSUs with payout tied to our two-year TSR performance as compared to a defined group of peer companies. As a result, over the five-year period covered by the table, CAP to PEO aligns most closely with our TSR.

Compensation Actually Paid vs. Net Income
The following graphs illustrate how CAP compares to each of the performance metrics in the main Pay versus Performance table. For 2020, the year in which we had two PEOs, the figure used for PEO CAP is their combined CAP for that year.

As discussed in our CD&A, annual equity awards represent the most significant portion of each executive officer’s compensation. In addition, Mr. El-Khoury’s initial compensation package, granted in late 2020, included an award of PBRSUs with payout tied to our two-year TSR performance as compared to a defined group of peer companies. As a result, over the five-year period covered by the table, CAP to PEO aligns most closely with our TSR.

Compensation Actually Paid vs. Company Selected Measure
The following graphs illustrate how CAP compares to each of the performance metrics in the main Pay versus Performance table. For 2020, the year in which we had two PEOs, the figure used for PEO CAP is their combined CAP for that year.

As discussed in our CD&A, annual equity awards represent the most significant portion of each executive officer’s compensation. In addition, Mr. El-Khoury’s initial compensation package, granted in late 2020, included an award of PBRSUs with payout tied to our two-year TSR performance as compared to a defined group of peer companies. As a result, over the five-year period covered by the table, CAP to PEO aligns most closely with our TSR.

Total Shareholder Return Vs Peer Group
The following graphs illustrate how CAP compares to each of the performance metrics in the main Pay versus Performance table. For 2020, the year in which we had two PEOs, the figure used for PEO CAP is their combined CAP for that year.

As discussed in our CD&A, annual equity awards represent the most significant portion of each executive officer’s compensation. In addition, Mr. El-Khoury’s initial compensation package, granted in late 2020, included an award of PBRSUs with payout tied to our two-year TSR performance as compared to a defined group of peer companies. As a result, over the five-year period covered by the table, CAP to PEO aligns most closely with our TSR.

Tabular List, Table
The following table lists five of the most important metrics that we use to link executive compensation actually paid to Company performance during the most recently completed fiscal year. For more information about how each is used in our programs, please see the section entitled “2024 Incentive Programs” in our CD&A.

Most Important Performance Measures
Revenue
Non-GAAP Gross Margin
Non-GAAP Operating Expense
Non-GAAP Operating Margin
Relative TSR

Total Shareholder Return Amount	$ 259	343	256	279	134
Peer Group Total Shareholder Return Amount	269	226	137	213	151
Net Income (Loss)	$ 1,573,000,000	$ 2,184,000,000	$ 1,902,000,000	$ 1,010,000,000	$ 236,000,000
Company Selected Measure Amount	7,082,000,000	8,253,000,000	8,326,000,000	6,740,000,000	5,255,000,000
Additional 402(v) Disclosure	(5) For purposes of this chart, we have selected revenue as our company-selected metric (CSM).(6) The totals in these columns reflect amounts reported in our SCT for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Expense
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Mr. El-Khoury [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 31,131,178	$ 19,965,513	$ 16,519,702	$ 12,825,562	$ 7,866,813
PEO Actually Paid Compensation Amount	20,062,649	35,879,947	20,249,043	37,831,495	8,510,970
Keith Jackson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0	0	7,056,742
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 5,738,178
Current PEO [Member]
Pay vs Performance Disclosure
PEO Name	Mr. El-Khoury	Mr. El-Khoury	Mr. El-Khoury	Mr. El-Khoury	Mr. El-Khoury
Former PEO [Member]
Pay vs Performance Disclosure
PEO Name					Keith Jackson
Mr. Jackson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 7,056,742
PEO Actually Paid Compensation Amount					5,783,178
PEO | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (29,889,669)	$ (17,733,531)	$ (12,557,026)	$ (9,413,592)
PEO | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,695,160	21,898,735	18,713,998	20,760,924
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,142,650)	3,496,312	(3,109,730)	12,588,427
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,268,630	8,252,918	682,099	1,070,174
PEO | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr. El-Khoury [Member] | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(7,578,939)
PEO | Mr. El-Khoury [Member] | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					8,223,096
PEO | Mr. El-Khoury [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. El-Khoury [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. El-Khoury [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Jackson [Member] | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,982,515)
PEO | Mr. Jackson [Member] | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,357,116
PEO | Mr. Jackson [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,376,715
PEO | Mr. Jackson [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,024,880)
PEO | Mr. Jackson [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,922,338)	(3,921,173)	(2,542,484)	(2,955,672)	(1,868,651)
Non-PEO NEO | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,073,272	4,820,751	2,887,979	6,317,938	1,429,507
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,723,380)	951,556	(700,029)	4,106,036	647,814
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	371,113	2,336,624	(413)	228,638	(443,157)
Non-PEO NEO | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (634,222)	$ (715,477)	$ 0